Financial Instruments - Schedule of Carrying Value and Fair Value of Financial Instruments by Categories (Details) - USD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	$ 6,082	$ 6,458
Financial assets at fair value through profit or loss mandatory	372	90
Financial assets at fair value through OCI equity instruments designated upon initial recognition	15	21
Financial assets at fair value through OCI mandatory	1,012	1,465
Financial assets total carrying value	7,481	8,034
Financial assets total fair value	7,499	8,060
Financial liabilities amortised cost	1,502	943
Financial liabilities at fair value through profit or loss mandatory	29	14
Financial liabilities total carrying value	1,531	957
Financial liabilities total fair value	1,531	957
Trade Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities amortised cost	239	107
Financial liabilities total carrying value	239	107
Financial liabilities total fair value	239	107
Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at fair value through profit or loss mandatory	2	6
Financial liabilities total carrying value	2	6
Financial liabilities total fair value	2	6
Other Liabilities Including Contingent Consideration
Disclosure Of Financial Instruments [Line Items]
Financial liabilities amortised cost	1,263	836
Financial liabilities at fair value through profit or loss mandatory	27	8
Financial liabilities total carrying value	1,290	844
Financial liabilities total fair value	1,290	844
Cash and Cash Equivalents
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	2,829	3,041
Financial assets total carrying value	2,829	3,041
Financial assets total fair value	2,829	3,041
Liquid Mutual Funds | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	258	12
Financial assets total carrying value	258	12
Financial assets total fair value	258	12
Fixed Maturity Plan Securities
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	66	66
Fixed Maturity Plan Securities | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	66	66
Financial assets total carrying value	66	66
Financial assets total fair value	66	66
Quoted Debt Securities | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	277	291
Financial assets at fair value through OCI mandatory	577	610
Financial assets total carrying value	854	901
Financial assets total fair value	884	940
Certificates of Deposit
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	358	808
Certificates of Deposit | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through OCI mandatory	358	808
Financial assets total carrying value	358	808
Financial assets total fair value	358	808
Commercial Paper
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through OCI mandatory	72	45
Financial assets total carrying value	72	45
Financial assets total fair value	72	45
Unquoted Equity and Preference Securities
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	3
Financial assets at fair value through OCI equity instruments designated upon initial recognition	15	21
Financial assets total carrying value	18	21
Financial assets total fair value	18	21
Unquoted Investments Others
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	2	10
Financial assets total carrying value	2	10
Financial assets total fair value	2	10
Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	2,144	2,016
Financial assets total carrying value	2,144	2,016
Financial assets total fair value	2,144	2,016
Unbilled Revenue
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	303	654
Financial assets total carrying value	303	654
Financial assets total fair value	303	654
Prepayments and Other Assets
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	529	456
Financial assets total carrying value	529	456
Financial assets total fair value	517	443
Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	43
Financial assets at fair value through OCI mandatory	5	2
Financial assets total carrying value	48	2
Financial assets total fair value	48	2
Financial liabilities total fair value	$ 2	6
Unquoted Convertible Promissory Note
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory		2
Financial assets total carrying value		2
Financial assets total fair value		$ 2